Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent
events
and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.
On October 1, 2024, the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC stating that the Company was not in compliance with Listing Rule
IM-5101-2
(the “Rule”), which requires that a SPAC complete one or more business combinations within 36 months of the effectiveness of the registration statement filed in connection with its initial public offering.
Since the Company’s registration statement became effective on September 30, 2021, it was required to complete an initial business combination by no later than September 30, 2024. The Rule also provides that failure to comply with this requirement will result in the Listing Qualifications Department issuing a Staff Delisting Determination under Rule 5810 to delist the Company’s securities. The Listing Qualifications Department has advised the Company that its securities would be subject to delisting unless the Company timely requests a hearing before an independent Hearings Panel (the “Panel”). Accordingly, the Company has timely requested a hearing, which is currently scheduled for November 19, 2024. The hearing request will stay any suspension or delisting action pending the completion of the hearing and the expiration of any additional extension period granted by the Panel following the hearing.

There can be no assurance that the hearing before the Panel will be successful.

On October 22, 2024, the Company issued the October 2024 Note in the principal amount of up to $
250,000
to
Marblegate SOMF. The October 2024 Note was issued in connection with advances
Marblegate SOMF has made, and may make in the future, to the Company for working capital expenses. The October 2024 Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial Business Combination and (ii) the date that the winding up of the Company is effective. At the election of Marblegate SOMF, all or a portion of the unpaid principal amount of the October 2024 Note may be converted into Conversion Shares, equal to: (x) the portion of the principal amount of the October 2024 Note being converted, divided by (y) $10.00, rounded up to the nearest whole number of shares. The Conversion Shares will be identical to the shares of Class A common stock included in the Private Placement Units. The Conversion Shares are entitled to the registration rights set forth in the October 2024 Note.

NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.